As filed with the Securities and Exchange Commission

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  April 30, 2010

Item 1. Schedule of Investments.

Akre Focus Fund
Schedule of Investments at April 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 56.66%

	Advertising & Public Relations - 4.27%
250,000	Lamar Advertising Co. *	$ 9,305,000

	Auto Parts Stores - 4.48%
200,000	O'Reilly Automotive, Inc. *	9,778,000

	Business Services - 2.02%
9,000	Mastercard, Inc.	2,232,360
24,000	Visa, Inc.	2,165,520
		4,397,880
	Clothing Stores - 8.53%
150,000	Ross Stores, Inc.	8,400,000
220,000	The TJX Companies, Inc.	10,194,800
		18,594,800
	Credit Intermediation - 0.62%
93,273	White River Capital, Inc.	1,358,988

	General Merchandise Stores - 6.68%
240,000	Dollar Tree, Inc. *	14,572,800

	Insurance Carriers - 4.46%
25,400	Markel Corp. *	9,724,136

	Newspapers, Periodicals & Books - 2.38%
150,000	MSCI, Inc. *	5,197,500

	Professional, Scientific & Technical Services - 4.48%
130,000	FactSet Research Systems, Inc.	9,778,600

	Property & Casualty Insurance - 2.28%
100,000	Transatlantic Holdings, Inc.	4,973,000

	Savings & Loan - 0.02%
2,500	First Financial Holdings, Inc.	35,300

	Securities & Financial Services - 6.01%
400,000	optionsXpress Holdings, Inc. *	7,100,000
300,000	TD Ameritrade Holding Corp. *	6,006,000
		13,106,000
	Software - 0.44%
114,200	TradeStation Group, Inc. *	954,712

	Resorts & Casinos - 6.25%
117,250	Penn National Gaming, Inc. *	3,630,060
200,000	WMS Industries, Inc. *	10,004,000
		13,634,060
	Wireless Telecommunications Carriers - 3.74%
200,000	American Tower Corp. *	8,162,000

	TOTAL COMMON STOCKS
	(Cost $105,837,707)	123,572,776

	CONVERTIBLE PREFERRED STOCK - 4.86%
	Property & Casualty Insurance - 4.86%
400,000	Hartford Financial Services Group, Inc. *	10,612,000
	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost $10,269,811)	10,612,000

	SHORT-TERM INVESTMENT - 38.10%
	Money Market Fund - 38.10%
83,085,845	Fidelity Government Portfolio - Institutional Class, 0.075% (a)	83,085,845
	TOTAL SHORT-TERM INVESTMENT
	(Cost $83,085,845)	83,085,845

	TOTAL INVESTMENT IN SECURITIES - 99.62%
	(Cost $199,193,363)	217,270,621
	Other Assets in Excess of Liabilities - 0.38%	820,611
	TOTAL NET ASSETS - 100.00%	$ 218,091,232

* Non-income producing security.
(a) 7-Day Yield

The cost basis of investments for federal income tax purposes at April 30, 2010 was as follows+:

Cost of investments		$199,193,363
Gross unrealized appreciation		18,475,090
Gross unrealized depreciation		(397,832)
Net unrealized appreciation		$18,077,258

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments since the Fund does not have a full fiscal year of history.

Summary of Fair Value Exposure at April 30, 2010 (Unaudited)
The Akre Focus Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2010:
Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$123,572,776	$-	$-	$123,572,776
Convertible Preferred Stock^	10,612,000	-	-	10,612,000
Short-Term Investment	83,085,845	-	-	83,085,845
Total Investments in Securities	$217,270,621	$-	$-	$217,270,621

^ See Schedule of Investments for industry breakout.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Robert M. Slotky
                                                  Robert M. Slotky, President

Date  06/22/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert M. Slotky
                                                   Robert M. Slotky, President

Date 6/22/2010

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer

Date 06/22/2010

* Print the name and title of each signing officer under his or her signature.